Eversheds Sutherland (US) LLP 1114 Avenue of the Americas, 40th Floor New York, NY 10036-7703 D: +1 212.389.5080 F: +1 212.389.5099 dodiekent@ eversheds-sutherland.com

October 7, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 9

Brighthouse Life Insurance Company

Brighthouse Separate Account A

File Nos. 333-200239 / 811-03365

Brighthouse Growth and Income

Commissioners:

On behalf of Brighthouse Life Insurance Company (“BLIC”) and Brighthouse Separate Account A (the “Account”), we have attached for filing Post-Effective Amendment No. 9 (the “Amendment”) to the Account’s registration statement on Form N-4 for certain variable annuity contracts issued through the Account.

This Amendment is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”). The primary purpose of this Amendment is to update the registration statement to conform to the amendments to Form N-4 adopted by the Securities and Exchange Commission (the “SEC”) on March 11, 2020. See Updated Disclosure Requirements and Summary Prospectus for Variable Annuity and Variable Life Insurance Contracts, Release No. 33-10765 (the “Release”). After this Amendment (or a subsequently filed post-effective amendment) becomes effective, BLIC does not currently intend to rely on Rule 498A under the 1933 Act to use Updating Summary Prospectuses (”USPs”) with respect to the registration statement (but reserves the right to use USPs in the future), and will not use Initial Summary Prospectuses because the contracts are no longer for sale.

If you have any questions or comments regarding the Amendment, please call me at (212) 389-5080 or Ron Coenen at (202) 383-0940.

Sincerely,

/s/ Dodie C. Kent
Dodie C. Kent
Eversheds Sutherland (US) LLP

cc:	Ronald Coenen Jr., Eversheds Sutherland (US) LLP
Michele H. Abate, Brighthouse Life Insurance Company

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